Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018	Aug. 31, 2017
OPERATING EXPENSES
General and administrative	$ 205,501	$ 136,564	$ 508,278	$ 110,865
Professional fees	167,293	107,345	585,069	121,924
Research and development	184,039	33,076	1,249,854
Depreciation	70	72	290
Total Operating Expenses	556,903	277,057	2,343,491	232,789
Nonoperating Income (Expense) [Abstract]
Interest expense				2,100
Total other expense				(2,100)
Loss from Operations	(556,903)	(277,057)	(2,343,491)	(232,789)
Provision for income taxes	0	0	0	0
NET LOSS	(556,903)	(277,057)	(2,343,491)	(234,889)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustments	4,888	(1,025)	(12,937)	657
Total Other Comprehensive Income Loss	4,888	(1,025)	(12,937)	657
TOTAL COMPREHENSIVE LOSS	$ (552,015)	$ (278,082)	$ (2,356,428)	$ (234,232)
Basic and Diluted Loss per Common Share (in dollars per share)	$ (0.04)	$ (0.02)	$ (0.23)	$ (0.03)
Basic and Diluted Weighted Average Common Shares Outstanding (in shares)	14,035,953	11,345,635	10,220,218	8,732,406